Document and Entity Information	Oct. 26, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001834584
Document Type	8-K
Document Period End Date	Oct. 26, 2021
Entity Registrant Name	COUPANG, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40115
Entity Tax Identification Number	27-2810505
Entity Address, Address Line One	Tower 730
Entity Address, Address Line Two	570
Entity Address, Address Line Three	Songpa-daero
Entity Address, City or Town	Songpa-gu
Entity Address, Region	Seoul
Entity Address, Country	KR
Entity Address, Postal Zip Code	05510
City Area Code	82 (2)
Local Phone Number	6150-5422
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	CPNG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false